Convertible Note Liability (Details)				12 Months Ended
	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($) shares	Jan. 25, 2024 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 shares	Aug. 20, 2024	Jan. 15, 2024 USD ($)
Convertible Note Liability [Line Items]
Interest rate				5.45%
Number of shares issued (in Shares) | shares				2,439	94
Common shares valued				$ 45,239
Equity on conversion
Convertible note, fair value					$ 5,052,708	$ 5,157,397
Expected Dividend Yield, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs
Exercise Price, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs								1,867.97
First Tranche Note [Member]
Convertible Note Liability [Line Items]
Interest rate			8.00%
Second Tranche Notes [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount	$ 1,000,000	$ 1,000,000
Proceeds from convertible debt	$ 1,250,000	$ 1,250,000
Interest rate	8.00%
Number of shares issued (in Shares) | shares							2,806
Equity on conversion				$ 3,604,688
First Tranche Notes [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares		2,806
Investors [Member]
Convertible Note Liability [Line Items]
Exercisable per share				1,867.97
Warrants valued				$ 42,528
Investors [Member] | First Tranche Note [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount			$ 3,125,000
Proceeds from convertible debt			$ 2,500,000
Termination Agreement [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares				3,660
Termination Agreement [Member] | Investors [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares				3,031
Common shares valued				$ 489,598
Convertible Instruments [Member] | Expected Dividend Yield, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs				0
Convertible Instruments [Member] | Top of Range [Member]
Convertible Note Liability [Line Items]
Risk free interest rate				5.23%
Expected life				2 years 8 months 12 days
Convertible Instruments [Member] | Top of Range [Member] | Exercise Price, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs				2,002.84
Convertible Instruments [Member] | Bottom of Range [Member]
Convertible Note Liability [Line Items]
Risk free interest rate				3.63%
Expected life				1 month 6 days
Convertible Instruments [Member] | Bottom of Range [Member] | Exercise Price, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs				1,400.98
Convertible Instruments [Member] | Investors [Member] | Top of Range [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount									$ 12,500,000
Subscription amount									$ 10,000,000
Warrants [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares				41,790	41,790
Warrants [Member] | Investors [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares				134
Warrants [Member] | Termination Agreement [Member]
Convertible Note Liability [Line Items]
Warrants valued				$ 639,954
Common Shares [Member] | Investors [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares				268
Common shares valued				$ 523,000